POST-EMPLOYMENT BENEFITS - Sensitivity of Key Assumptions (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Discount rate
Defined benefit obligation
Increase (decrease) in accrued benefit obligation due to reasonably possible increase in actuarial assumption	$ (163)	$ (251)
Increase (decrease) in accrued benefit obligation due to reasonably possible decrease in actuarial assumption	$ 183	$ 285
Percentage of reasonably possible increase in actuarial assumption	0.50%	0.50%
Percentage of reasonably possible decrease in actuarial assumption	0.50%	0.50%
Rate of future compensation increase
Defined benefit obligation
Increase (decrease) in accrued benefit obligation due to reasonably possible increase in actuarial assumption	$ 10	$ 17
Increase (decrease) in accrued benefit obligation due to reasonably possible decrease in actuarial assumption	$ (10)	$ (17)
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%
Mortality rate
Defined benefit obligation
Increase (decrease) in accrued benefit obligation due to reasonably possible increase in actuarial assumption	$ 42	$ 67
Increase (decrease) in accrued benefit obligation due to reasonably possible decrease in actuarial assumption	$ (45)	$ (72)
Duration of reasonably possible increase in actuarial assumption (in years)	1 year	1 year
Duration of reasonably possible decrease in actuarial assumption (in years)	1 year	1 year